LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Long-Term Prepayments, Deposits and Other Assets
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2022	2021
Long-term prepayments	$31,191	$24,978
Deferred financing costs, net	27,218	35,987
Deferred rent assets	25,904	30,647
Advance payments for construction costs	25,602	27,993
Deposits for acquisition of property and equipment	19,494	20,332
Other long-term assets and other	19,298	23,677
Other deposits	9,971	11,581
Input value-added tax, net	1,019	1,947
Long-term casino accounts receivables, net of allowances for credit losses of $14,966 and $14,989	—	—

Long-term prepayments, deposits and other assets	$159,697	$177,142